Interest and Finance Costs, net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Interest And Finance Costs Net
Interest on long-term debt	$ 2,502	$ 1,990
Interest on promissory note	156	51
Long-term debt prepayment fees	56
Amortization and write-off of financing costs	318	116
Total	$ 3,032	$ 2,157